Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Personnel expense	€94,251	€40,082	€18,292
Consulting fees	42,459	16,343	5,472
Supervisory board	4,243	2,792	1,088
Other Expenses	8,414	5,352	2,619
	€149,367	€64,569	€27,471